Taxation - Changes in Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Balance at beginning of the year	¥ 33,323	¥ 22,909	¥ 22,301
Provision	15,340	10,414	608
Balance at end of the year	¥ 48,663	¥ 33,323	¥ 22,909